FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 31
(Check appropriate box or boxes.)
BRUCE FUND, INC.
(Exact name of Registrant as Specified in Charter)
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 236-9160
Robert B. Bruce
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(l) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
INDEX TO EXHIBITS
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 37 to its registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 17th day of November, 2011.

Bruce Fund, Inc,
By:	/s/ Robert B. Bruce
Robert B. Bruce, President

     Pursuant to the reqirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Robert B. Bruce	Date: November 17, 2011

Robert B. Bruce
President, Treasurer, and Director

/s/ R. Jeffrey Bruce	Date: November 17, 2011

R. Jeffrey Bruce
Vice President, Secretary, and Chief Accounting Officer

/s/ Ward M. Johnson	Date: November 17, 2011

Ward M. Johnson
Director

/s/ Robert DeBartolo	Date: November 17, 2011

Robert DeBartolo
Director

INDEX TO EXHIBITS

Exhibit Number	Description
EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase